FEDERAL HOME LOAN BANK ADVANCES AND REPURCHASE AGREEMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Securities Sold Under Agreements To Repurchase, Floating Rate, Maturing in 2012, Amount		$ 0
Securities Sold Under Agreements To Repurchase, Floating Rate, Maturing in 2012, Rate		0.00%
Securities Sold Under Agreements To Repurchase, Floating Rate, Maturing in 2016, Amount	0	0
Securities Sold Under Agreements To Repurchase, Floating Rate, Maturing in 2016, Rate	0.00%	0.00%
2016 Floating Rate Amount Total	0	0
2016 Floating Rate Total	0.00%	0.00%
Securities Sold Under Agreements To Repurchase, Fixed Rate, Maturing in 2012, Amount		5,000
Securities Sold Under Agreements To Repurchase, Fixed Rate, Maturing in 2012, Rate		4.12%
Securities Sold Under Agreements To Repurchase, Fixed Rate, Maturing in 2016, Amount	15,000	15,000
Securities Sold Under Agreements To Repurchase, Fixed Rate, Maturing in 2016, Rate	4.65%	4.65%
Securities Sold Under Agreements To Repurchase By Interest Rate Type Fixed Rate Total	$ 15,000	$ 20,000
Securities Sold Under Agreements To Repurchase By Interest Rate Type Fixed Rate Percentage Total	4.65%	4.52%